Schedule of Investments (unaudited)
September 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 3.1%
Diversified Telecommunication Services — 0.9%
Lumen Technologies Inc.	173,290	$1,060,535 *
Entertainment — 0.3%
Cinemark Holdings Inc.	13,979	391,692
Interactive Media & Services — 1.6%
Bumble Inc., Class A Shares	22,855	139,187 *
Cargurus Inc.	9,752	363,067 *
EverQuote Inc., Class A Shares	23,445	536,187 *
Vimeo Inc.	64,382	498,960 *
Yelp Inc.	14,088	439,546 *
Total Interactive Media & Services		1,976,947
Media — 0.3%
Gannett Co. Inc.	71,231	294,184 *

Total Communication Services		3,723,358
Consumer Discretionary — 12.3%
Automobile Components — 0.7%
Modine Manufacturing Co.	1,967	279,629 *
Patrick Industries Inc.	4,878	504,531
Total Automobile Components		784,160
Automobiles — 0.1%
Winnebago Industries Inc.	4,644	155,295
Broadline Retail — 0.3%
Groupon Inc.	17,488	408,345 *
Diversified Consumer Services — 2.3%
Adtalem Global Education Inc.	6,268	968,093 *
American Public Education Inc.	16,514	651,808 *
Frontdoor Inc.	8,282	557,296 *
Perdoceo Education Corp.	15,172	571,377
Total Diversified Consumer Services		2,748,574
Hotels, Restaurants & Leisure — 2.5%
Brightstar Lottery PLC	43,291	746,770
Brinker International Inc.	6,040	765,147 *
Cracker Barrel Old Country Store Inc.	629	27,714
Rush Street Interactive Inc.	17,130	350,822 *
Super Group SGHC Ltd.	68,375	902,550
United Parks & Resorts Inc.	4,698	242,887 *
Total Hotels, Restaurants & Leisure		3,035,890
Household Durables — 1.8%
Cricut Inc., Class A Shares	98,788	621,377
Flexsteel Industries Inc.	4,625	214,369
Hovnanian Enterprises Inc., Class A Shares	2,260	290,387 *
KB Home	4,621	294,080
M/I Homes Inc.	5,636	814,064 *
Total Household Durables		2,234,277
Leisure Products — 0.9%
JAKKS Pacific Inc.	13,312	249,334
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — continued
Polaris Inc.	13,843	$804,693
Total Leisure Products		1,054,027
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A Shares	4,699	402,000 *
American Eagle Outfitters Inc.	22,371	382,768
Genesco Inc.	3,244	94,043 *
Group 1 Automotive Inc.	1,693	740,704
ODP Corp.	32,693	910,500 *
Signet Jewelers Ltd.	7,045	675,756
Stitch Fix Inc., Class A Shares	84,383	367,066 *
Urban Outfitters Inc.	10,419	744,229 *
Total Specialty Retail		4,317,066
Textiles, Apparel & Luxury Goods — 0.2%
G-III Apparel Group Ltd.	10,000	266,100 *

Total Consumer Discretionary		15,003,734
Consumer Staples — 2.5%
Food Products — 1.4%
Cal-Maine Foods Inc.	8,462	796,274
Dole PLC	22,886	307,588
Seneca Foods Corp., Class A Shares	6,237	673,222 *
Total Food Products		1,777,084
Personal Care Products — 0.6%
Nu Skin Enterprises Inc., Class A Shares	52,127	635,428
USANA Health Sciences Inc.	3,800	104,690 *
Total Personal Care Products		740,118
Tobacco — 0.5%
Turning Point Brands Inc.	5,960	589,205

Total Consumer Staples		3,106,407
Energy — 5.0%
Energy Equipment & Services — 0.3%
RPC Inc.	72,596	345,557
Oil, Gas & Consumable Fuels — 4.7%
California Resources Corp.	14,315	761,272
DHT Holdings Inc.	32,443	387,694
Golar LNG Ltd.	7,045	284,688
Gulfport Energy Corp.	2,251	407,386 *
Magnolia Oil & Gas Corp., Class A Shares	9,380	223,901
Murphy Oil Corp.	16,255	461,804
Par Pacific Holdings Inc.	8,362	296,182 *
Peabody Energy Corp.	16,555	439,038
Riley Exploration Permian Inc.	6,731	182,477
Scorpio Tankers Inc.	12,556	703,764
Talos Energy Inc.	69,900	670,341 *
Teekay Corp. Ltd.	47,939	392,141
Teekay Tankers Ltd., Class A Shares	9,245	467,335
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
VAALCO Energy Inc.	34,791	$139,860
Total Oil, Gas & Consumable Fuels		5,817,883

Total Energy		6,163,440
Financials — 16.7%
Banks — 8.1%
Amalgamated Financial Corp.	8,970	243,535
Associated Banc-Corp.	15,410	396,191
Axos Financial Inc.	9,287	786,145 *
Bancorp Inc.	10,258	768,222 *
Bank of N.T. Butterfield & Son Ltd.	15,366	659,509
BankUnited Inc.	12,976	495,164
BayCom Corp.	6,000	172,500
Central Pacific Financial Corp.	8,998	272,999
Customers Bancorp Inc.	8,353	546,036 *
Eagle Bancorp Inc.	8,100	163,782
Enterprise Financial Services Corp.	6,321	366,492
First BanCorp	41,885	923,564
First Financial Corp.	5,179	292,303
First Internet Bancorp	3,782	84,830
HarborOne Bancorp Inc.	12,000	163,200
HomeTrust Bancshares Inc.	6,278	257,021
Independent Bank Corp. (Massachusetts)	6,722	464,961
Independent Bank Corp. (Michigan)	6,000	185,850
Northeast Community Bancorp Inc.	14,000	287,980
Northfield Bancorp Inc.	15,810	186,558
OFG Bancorp	14,977	651,350
Pathward Financial Inc.	4,586	339,410
Preferred Bank	3,973	359,119
ServisFirst Bancshares Inc.	1,366	110,004
Texas Capital Bancshares Inc.	1,608	135,924 *
TrustCo Bank Corp.	7,286	264,482
Univest Financial Corp.	10,659	319,983
Total Banks		9,897,114
Capital Markets — 1.1%
Acadian Asset Management Inc.	18,537	892,742
Artisan Partners Asset Management Inc., Class A Shares	10,212	443,201
Total Capital Markets		1,335,943
Consumer Finance — 1.7%
Bread Financial Holdings Inc.	2,877	160,450
Dave Inc.	4,069	811,155 *
Enova International Inc.	7,740	890,797 *
Navient Corp.	12,529	164,756
Total Consumer Finance		2,027,158
Financial Services — 4.5%
Banco Latinoamericano de Comercio Exterior SA, Class E Shares	13,267	609,884
Essent Group Ltd.	8,285	526,595
International Money Express Inc.	10,427	145,665 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Jackson Financial Inc., Class A Shares	10,938	$1,107,254
NMI Holdings Inc.	10,836	415,452 *
Pagseguro Digital Ltd., Class A Shares	72,296	722,960
Radian Group Inc.	27,005	978,121
Sezzle Inc.	2,270	180,533 *
StoneCo Ltd., Class A Shares	45,407	858,646 *
Total Financial Services		5,545,110
Insurance — 1.1%
Genworth Financial Inc.	81,283	723,419 *
SiriusPoint Ltd.	31,516	570,124 *
Total Insurance		1,293,543
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
TPG RE Finance Trust Inc.	29,410	251,750

Total Financials		20,350,618
Health Care — 16.0%
Biotechnology — 7.5%
ACADIA Pharmaceuticals Inc.	14,252	304,138 *
ADMA Biologics Inc.	20,810	305,075 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Akebia Therapeutics Inc.	36,151	98,692 *
Alkermes PLC	12,529	375,870 *
Amicus Therapeutics Inc.	17,541	138,223 *
Arcellx Inc.	2,279	187,106 *
Arcutis Biotherapeutics Inc.	9,169	172,836 *
Ardelyx Inc.	36,890	203,264 *
Arrowhead Pharmaceuticals Inc.	16,747	577,604 *
Aurinia Pharmaceuticals Inc.	29,225	322,936 *
BioCryst Pharmaceuticals Inc.	27,964	212,247 *
Blueprint Medicines Corp.	3,400	1,564 *(a)(b)
Bridgebio Pharma Inc.	6,736	349,868 *
CareDx Inc.	18,360	266,954 *
Catalyst Pharmaceuticals Inc.	14,606	287,738 *
Dynavax Technologies Corp.	9,000	89,370 *
Emergent BioSolutions Inc.	32,927	290,416 *
Fennec Pharmaceuticals Inc.	9,810	91,822 *
Gyre Therapeutics Inc.	3,364	25,095 *
Ironwood Pharmaceuticals Inc.	19,698	25,804 *
Krystal Biotech Inc.	1,471	259,676 *
Madrigal Pharmaceuticals Inc.	453	207,773 *
MannKind Corp.	27,062	145,323 *
MiMedx Group Inc.	26,884	187,650 *
Mirum Pharmaceuticals Inc.	2,547	186,721 *
Myriad Genetics Inc.	6,776	48,990 *
Organogenesis Holdings Inc.	17,172	72,466 *
PDL BioPharma Inc.	152,500	9,541 *(a)(b)
Protagonist Therapeutics Inc.	6,989	464,279 *
PTC Therapeutics Inc.	7,636	468,621 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Puma Biotechnology Inc.	64,996	$345,129 *
Rhythm Pharmaceuticals Inc.	4,630	467,584 *
Rigel Pharmaceuticals Inc.	10,270	290,949 *
Stoke Therapeutics Inc.	19,550	459,425 *
TG Therapeutics Inc.	14,553	525,727 *
Twist Bioscience Corp.	4,100	115,374 *
Veracyte Inc.	8,912	305,949 *
Vericel Corp.	5,648	177,743 *
XOMA Royalty Corp.	1,774	68,370 *
Total Biotechnology		9,133,912
Health Care Equipment & Supplies — 2.9%
Bioventus Inc., Class A Shares	28,085	187,889 *
Embecta Corp.	22,978	324,220
Glaukos Corp.	2,463	200,858 *
Integer Holdings Corp.	3,655	377,671 *
iRadimed Corp.	3,295	234,472
iRhythm Technologies Inc.	4,054	697,247 *
Lantheus Holdings Inc.	2,350	120,531 *
LivaNova PLC	10,412	545,380 *
Semler Scientific Inc.	5,506	165,180 *
Tactile Systems Technology Inc.	45,830	634,287 *
Varex Imaging Corp.	10,299	127,708 *
Total Health Care Equipment & Supplies		3,615,443
Health Care Providers & Services — 2.0%
Cross Country Healthcare Inc.	10,180	144,556 *
Ensign Group Inc.	7,104	1,227,358
Hims & Hers Health Inc.	18,402	1,043,762 *
Surface Oncology Inc., CVR	43,029	4,800 *(a)(b)
Total Health Care Providers & Services		2,420,476
Health Care Technology — 0.1%
LifeMD Inc.	23,966	162,729 *
Life Sciences Tools & Services — 0.9%
10X Genomics Inc., Class A Shares	10,371	121,237 *
Adaptive Biotechnologies Corp.	28,285	423,144 *
Niagen Bioscience Inc.	55,355	516,462 *
Total Life Sciences Tools & Services		1,060,843
Pharmaceuticals — 2.6%
Amneal Pharmaceuticals Inc.	21,000	210,210 *
ANI Pharmaceuticals Inc.	1,410	129,156 *
Assertio Holdings Inc., CVR	62,783	0 *(a)(b)(c)
Collegium Pharmaceutical Inc.	4,000	139,960 *
Harmony Biosciences Holdings Inc.	16,363	450,964 *
Innoviva Inc.	20,841	380,348 *
Ligand Pharmaceuticals Inc.	3,625	642,133 *
SIGA Technologies Inc.	35,995	329,354
Supernus Pharmaceuticals Inc.	3,853	184,135 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Theravance Biopharma Inc.	46,085	$672,841 *
Total Pharmaceuticals		3,139,101

Total Health Care		19,532,504
Industrials — 17.8%
Aerospace & Defense — 0.9%
Astronics Corp.	12,532	571,585 *
Ducommun Inc.	5,195	499,395 *
Total Aerospace & Defense		1,070,980
Building Products — 0.3%
Tecnoglass Inc.	4,980	333,212
Commercial Services & Supplies — 1.2%
Cimpress PLC	3,788	238,796 *
Deluxe Corp.	13,811	267,381
Interface Inc.	19,043	551,104
Vestis Corp.	82,741	374,817
Total Commercial Services & Supplies		1,432,098
Construction & Engineering — 1.7%
Argan Inc.	4,008	1,082,361
Tutor Perini Corp.	15,765	1,034,026 *
Total Construction & Engineering		2,116,387
Electrical Equipment — 6.6%
Allient Inc.	6,542	292,755
American Superconductor Corp.	17,196	1,021,270 *
Atkore Inc.	9,366	587,623
Bloom Energy Corp., Class A Shares	21,502	1,818,424 *
EnerSys	5,813	656,636
NEXTracker Inc., Class A Shares	17,291	1,279,361 *
Powell Industries Inc.	2,961	902,542
Power Solutions International Inc.	7,190	706,202 *
Shoals Technologies Group Inc., Class A Shares	99,848	739,874 *
Total Electrical Equipment		8,004,687
Machinery — 2.2%
Blue Bird Corp.	12,428	715,231 *
Briggs & Stratton Corp., Escrow	158,200	0 *(a)(b)(c)
Mayville Engineering Co. Inc.	15,008	206,510 *
REV Group Inc.	13,956	790,887
Terex Corp.	9,752	500,278
Watts Water Technologies Inc., Class A Shares	1,872	522,812
Total Machinery		2,735,718
Marine Transportation — 0.9%
Costamare Inc.	58,943	702,011
Matson Inc.	4,142	408,360
Total Marine Transportation		1,110,371
Passenger Airlines — 1.7%
Allegiant Travel Co.	11,095	674,243 *
SkyWest Inc.	8,768	882,236 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — continued
Sun Country Airlines Holdings Inc.	46,085	$544,264 *
Total Passenger Airlines		2,100,743
Professional Services — 1.2%
IBEX Holdings Ltd.	20,527	831,754 *
Legalzoom.com Inc.	18,965	196,857 *
Upwork Inc.	26,178	486,125 *
Total Professional Services		1,514,736
Trading Companies & Distributors — 1.1%
DNOW Inc.	47,861	729,880 *
MRC Global Inc.	37,931	546,965 *
Total Trading Companies & Distributors		1,276,845

Total Industrials		21,695,777
Information Technology — 15.1%
Communications Equipment — 0.9%
Extreme Networks Inc.	20,981	433,258 *
NETGEAR Inc.	20,421	661,436 *
Total Communications Equipment		1,094,694
Electronic Equipment, Instruments & Components — 3.2%
Bel Fuse Inc., Class B Shares	5,178	730,202
Benchmark Electronics Inc.	8,592	331,222
Fabrinet	2,088	761,326 *
Insight Enterprises Inc.	2,314	262,431 *
Kimball Electronics Inc.	22,069	658,980 *
Sanmina Corp.	6,502	748,445 *
ScanSource Inc.	10,042	441,748 *
Total Electronic Equipment, Instruments & Components		3,934,354
IT Services — 0.3%
DigitalOcean Holdings Inc.	9,894	337,979 *
Semiconductors & Semiconductor Equipment — 3.5%
Axcelis Technologies Inc.	4,055	395,930 *
Credo Technology Group Holding Ltd.	10,328	1,503,860 *
Photronics Inc.	21,674	497,418 *
Rambus Inc.	11,088	1,155,370 *
SkyWater Technology Inc.	38,840	724,755 *
Total Semiconductors & Semiconductor Equipment		4,277,333
Software — 6.3%
8x8 Inc.	38,372	81,349 *
A10 Networks Inc.	27,851	505,496
ACI Worldwide Inc.	13,290	701,313 *
Adeia Inc.	22,163	372,338
Box Inc., Class A Shares	12,976	418,735 *
Commvault Systems Inc.	6,182	1,167,038 *
InterDigital Inc.	3,569	1,232,126
LiveRamp Holdings Inc.	9,880	268,143 *
Porch Group Inc.	38,261	642,020 *
Progress Software Corp.	6,305	276,979
Q2 Holdings Inc.	6,019	435,715 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Qualys Inc.	4,119	$545,067 *
Weave Communications Inc.	18,626	124,422 *
Yext Inc.	31,324	266,880 *
Zeta Global Holdings Corp., Class A Shares	32,302	641,841 *
Total Software		7,679,462
Technology Hardware, Storage & Peripherals — 0.9%
Corsair Gaming Inc.	33,884	302,245 *
Diebold Nixdorf Inc.	7,404	422,250 *
Turtle Beach Corp.	16,472	261,905 *
Xerox Holdings Corp.	16,600	62,416
Total Technology Hardware, Storage & Peripherals		1,048,816

Total Information Technology		18,372,638
Materials — 4.7%
Chemicals — 1.8%
Cabot Corp.	5,303	403,293
Core Molding Technologies Inc.	8,000	164,400 *
Hawkins Inc.	4,367	797,938
Kronos Worldwide Inc.	21,785	125,046
Rayonier Advanced Materials Inc.	47,234	341,030 *
Sensient Technologies Corp.	4,136	388,164
Total Chemicals		2,219,871
Metals & Mining — 2.7%
Caledonia Mining Corp. PLC	10,558	382,305
Century Aluminum Co.	10,942	321,257 *
Commercial Metals Co.	9,323	534,021
Kaiser Aluminum Corp.	3,751	289,427
Olympic Steel Inc.	5,413	164,826
Ryerson Holding Corp.	6,451	147,470
SSR Mining Inc.	48,280	1,178,998 *
SunCoke Energy Inc.	25,506	208,129
Total Metals & Mining		3,226,433
Paper & Forest Products — 0.2%
Sylvamo Corp.	5,873	259,704

Total Materials		5,706,008
Real Estate — 4.4%
Diversified REITs — 0.5%
Alexander & Baldwin Inc.	21,746	395,560
American Assets Trust Inc.	11,967	243,169
Total Diversified REITs		638,729
Health Care REITs — 0.9%
National Health Investors Inc.	6,001	477,080
Sabra Health Care REIT Inc.	31,072	579,182
Total Health Care REITs		1,056,262
Hotel & Resort REITs — 0.3%
Pebblebrook Hotel Trust	13,602	154,927
Summit Hotel Properties Inc.	45,000	247,050
Total Hotel & Resort REITs		401,977
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Industrial REITs — 0.1%
	Innovative Industrial Properties Inc.	3,043	$163,044
Office REITs — 0.7%
	JBG SMITH Properties	22,708	505,253
	Piedmont Realty Trust Inc., Class A Shares	18,572	167,148
	SL Green Realty Corp.	2,825	168,963
Total Office REITs			841,364
Real Estate Management & Development — 0.8%
	Forestar Group Inc.	8,700	231,333 *
	Kennedy-Wilson Holdings Inc.	34,316	285,509
	Newmark Group Inc., Class A Shares	20,977	391,221
Total Real Estate Management & Development			908,063
Retail REITs — 0.7%
	Curbline Properties Corp.	6,333	141,226
	SITE Centers Corp.	28,173	253,839
	Tanger Inc.	12,946	438,092
Total Retail REITs			833,157
Specialized REITs — 0.4%
	Farmland Partners Inc.	49,355	536,983

Total Real Estate			5,379,579
Utilities — 1.9%
Electric Utilities — 0.5%
	Genie Energy Ltd., Class B Shares	8,622	128,899
	Otter Tail Corp.	5,906	484,115
Total Electric Utilities			613,014
Gas Utilities — 0.7%
	Southwest Gas Holdings Inc.	5,869	459,777
	Spire Inc.	4,826	393,416
Total Gas Utilities			853,193
Independent Power and Renewable Electricity Producers — 0.1%
	Ormat Technologies Inc.	1,513	145,626
Water Utilities — 0.6%
	Consolidated Water Co. Ltd.	19,501	687,995

Total Utilities			2,299,828
Total Investments before Short-Term Investments (Cost — $91,985,325)			121,333,891
	Rate
Short-Term Investments — 1.3%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,636,662)	3.999%	1,636,662	1,636,662 (d)
Total Investments — 100.8% (Cost — $93,621,987)			122,970,553
Liabilities in Excess of Other Assets — (0.8)%			(955,826)
Total Net Assets — 100.0%			$122,014,727

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin U.S. Small Cap Equity Fund
Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$19,516,599	—	$15,905	$19,532,504
Industrials	21,695,777	—	0 *	21,695,777
Other Common Stocks	80,105,610	—	—	80,105,610
Total Long-Term Investments	121,317,986	—	15,905	121,333,891
Short-Term Investments†	1,636,662	—	—	1,636,662
Total Investments	$122,954,648	—	$15,905	$122,970,553

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report